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      PROVIDENT
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    INSTITUTIONAL   400 Bellevue Parkway, Wilmington, DE 19809
        FUNDS          Phone: 302-792-2555 Fax: 302-792-5876


                 MUNICIPAL FUND FOR CALIFORNIA INVESTORS, INC.

                                                                   March 3, 1997

Dear Shareholder:

     We are pleased to present the Annual Report to Shareholders of Municipal Fund for California Investors, Inc. for the year ended January 31, 1997.

     The accompanying Investment Adviser's Report provides information on California's economic growth and on the tax-exempt money market in general.

     Provident Institutional Funds offers a broad range of high quality Taxable and Tax-Exempt Money Market and Fixed Income Funds to meet the varied needs of our investors. Please feel free to contact your account representative or our Client Service Center at (800) 821-7432 to discuss your investment options. We welcome the opportunity to serve you.

                                            Sincerely,
                                            /s/ G. Willing Pepper
                                            G. Willing Pepper
                                              Chairman

                 MUNICIPAL FUND FOR CALIFORNIA INVESTORS, INC.

                       ANNUAL INVESTMENT ADVISER'S REPORT

     California's economy continues to show surprising resiliency. Employment is growing at a faster rate than the nation as a whole and unemployment declined to 6.8% in December 1996, its lowest level since November 1990. This robust economic growth is being driven by gains in high technology services, manufacturing, foreign trade, and tourism. Jobs lost during the recession of the early 1990's have been recovered as employment has reached record levels. Personal income grew 7.2% in 1996. Growth in wages and salaries was over 2.5 times the growth in employment, reflecting the relatively large share of high wage jobs created. In 1997, California expects to reach an economic milestone and produce a gross state product in excess of $1 trillion. The improving economy is also reflected in the State's revenue stream. As of January 1997, year-to-date revenues are $300 million above forecast. The State's diminished need to tap the short-term debt market in fiscal 1997 is reflected in the $3 billion RAN issue which represents a significant decline from the $7-10 billion issued each year from 1993 through 1995.

     Tempering the good economic news is the shadow being cast by Proposition 218 on the State's localities. The cities of Anaheim, Fresno, Los Angeles, Sacramento and San Diego have already had their ratings downgraded a notch by Moody's to reflect reduced budgetary flexibility. While these particular ratings actions may have been premature, the impact of this most recent tax initiative will be felt over time in tighter finances and weaker credit quality for many of the State's local issues.

     The tax-exempt money market experienced record growth during the twelve months ended January 31, 1997. Assets of tax-free money funds rose to a record $147 billion in early January due to contributions from maturing bonds, called bonds and coupon interest payments. Yields on municipal notes maturing in one year fell initially, but rebounded due to redemptions from tax-free money funds and indications of economic strength. Yields in the tax-exempt market were driven by the forces of supply and demand during the reporting period. Interest rates fell during the first quarter of 1996 due to a lack of new supply. With Federal Reserve policy on hold, CalMoney was defensive, holding shorter maturities in anticipation of higher yields in late June through September when the State of California and the local municipalities issued new short-term debt.

     Due to a relatively flat yield curve and expectations of higher rates in the summer, CalMoney kept its average weighted maturity shorter than the index during the course of the year. As new issuance grew and supply increased, the Fund captured some of these higher rates and purchased high quality notes and tax-exempt commercial paper out along the yield curve.

     Given the fiscal pressures which continue to impact California, the careful selection of high quality securities will remain a primary objective in the management of the Fund. On January 31, 1997, the CalMoney portfolio had assets of $452.8 million. The performance of the CalMoney Fund remains competitive within its peer group, ranking #5 among 54 California tax-exempt money market funds, according to Lipper Analytical Services, Inc. for the year ended January 31, 1997.

                                        PNC INSTITUTIONAL MANAGEMENT CORPORATION

                CALIFORNIA INTERMEDIATE MUNICIPAL FUND PORTFOLIO

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN CALIFORNIA INTERMEDIATE
            MUNICIPAL FUND AND THE LEHMAN BROTHERS 5-YEAR BOND INDEX
                        (FOR EACH YEAR ENDED JANUARY 31)

                                  CALIFORNIA        LEHMAN
                                 INTERMEDIATE     BROTHERS 5-
      MEASUREMENT PERIOD           MUNICIPAL       YEAR BOND
    (FISCAL YEAR COVERED)            FUND            INDEX
9/1/88                                   10000           10000
1989                                     10282           10335
1990                                     10971           11112
1991                                     12063           12140
1992                                     13124           13377
1993                                     14131           14526
1994                                     15438           15746
1995                                     15050           15596
1996                                     16760           17371
1997                                     17311           17988

                             CALIFORNIA MONEY FUND
                 MUNICIPAL FUND FOR CALIFORNIA INVESTORS, INC.
                            Statement of Net Assets
                                January 31, 1997

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
---------------------------------   -------   ------------
CALIFORNIA -- 90.16%
  ABAG Finance Authority
   Certificates of Participation
   (Lucile Salter Packard
   Childrens Hospital) DN (AMBAC
   Insurance) (A-1+, VMIG-1)**
   3.40%................. 02/07/97  $ 1,100   $  1,100,000
  Bay Area Government Association
   (Lease Revenue Pooled
   Projects) Series 1987 DN
   (National Westminster LOC)
   (VMIG-1)**
   3.40%................. 02/07/97    2,422      2,422,000
  California Educational
   Facilities Authority Revenue
   Bonds (Occidental College
   Project) MB (Morgan Guaranty
   LOC) (A-1+)
   3.60%................. 06/02/97    9,600      9,600,000
  California GO Series B TECP
   (A-1, P-1)
   3.45%................. 04/10/97    3,700      3,700,000
  California Health Facilities
   Financing Authority (Adventist
   Health System West-Sutter
   Health) Series 1991B DN
   (Toronto Dominion LOC) (A-1+,
   VMIG-1)**
   3.50%................. 02/07/97    2,500      2,500,000
  California Health Facilities
   Financing Authority (Catholic
   Healthcare West) Series 1988B
   DN (MBIA Insurance) (A-1+,
   VMIG-1)**
   3.45%................. 02/07/97    1,000      1,000,000
  California Health Facilities
   Financing Authority (Pooled
   Loan Program) Series 1987A DN
   (Sanwa Bank LOC) (VMIG-1)**
   3.40%................. 02/07/97    4,900      4,900,000
  California Health Facilities
   Financing Authority (Scripps
   Memorial Hospital) Series
   1985B DN (MBIA Insurance)**
   (A-1+, VMIG-1)
   3.40%................. 02/07/97    2,800      2,800,000
  California Health Facilities
   Financing Authority (St.
   Francis Hospital) DN (MBIA
   Insurance) (A-1+, VMIG-1)**
   3.50%................. 02/07/97    4,900      4,900,000

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
---------------------------------   -------   ------------
  California Health Facilities
   Financing Authority RB (Sutter
   CHS) Series 1996C DN
   (Financial Security Assurance)
   (A-1+)**
   3.60%................. 02/01/97  $ 6,300   $  6,300,000
  California Pollution Control
   Financing Authority DN
   (Societe Generale LOC) (A-1+,
   VMIG-1)**
   3.40%................. 02/18/97    2,000      2,000,000
  California RAN Series C-3 DN
   (Bank of America LOC) (A-1+,
   VMIG-1)**
   3.50%................. 02/07/97    1,800      1,800,000
  California RAN Series 1996-97
   (SP-1+, MIG-1)
   4.50%................. 06/30/97    2,500      2,505,200
  California RAN Series 1996-97
   DN (Bank of America LOC)
   (A-1+, VMIG-1)**
   3.40%................. 02/07/97   21,100     21,100,000
  California Statewide
   Communities Development
   Authority Certificates of
   Participation (Covenant
   Retirement Communities, Inc.)
   DN (ABN-AMRO Bank N.V. LOC)
   (A-1+)**
   3.50%................. 02/07/97    8,000      8,000,000
  California Statewide
   Communities Development
   Authority Certificates of
   Participation
   (St. Joseph Health System)
   DN (A-1+, VMIG-1)**
   3.45%................. 02/07/97   12,300     12,300,000
  California Statewide
   Communities Development
   Authority
   Series 1995A-2 DN (Federal
   National Mortgage Association)
   (A-1+)**
   3.40%................. 02/07/97    2,530      2,530,000
  California Statewide
   Communities Development
   Authority
   Series 1995A-4 DN (Federal
   National Mortgage Association)
   (A-1+)**
   3.40%................. 02/07/97   10,000     10,000,000
  California Statewide
   Communities Development
   Authority
   Series 1995A-5 DN (Federal
   National Mortgage Association)
   (A-1+)**
   3.40%................. 02/07/97   26,400     26,400,000

                             CALIFORNIA MONEY FUND
                      Statement of Net Assets (Continued)

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
---------------------------------   -------   ------------
  California Water Management
   Certificates of Participation
   (Monterey Peninsula Wastewater
   Reclamation Project) DN
   (Sumitomo Bank LOC)
   (A-1, VMIG-1)**
   3.55%................. 02/07/97  $ 5,500   $  5,500,000
  City of Stockton IDRB (La
   Quinta Motor Inns) DN
   (NationsBank LOC) (A-1)**
   3.60%................. 02/07/97    1,990      1,990,000
  Contra Costa Multifamily
   Housing Revenue Bonds
   (Riverside Apartments) Series
   1992B DN (Federal National
   Mortgage Association) (A-1+)**
   3.45%................. 02/07/97    3,900      3,900,000
  Corona Multifamily Housing
   Revenue Refunding Bonds
   (Country Hills Apartment
   Project) Series 1995A DN (Bank
   of America LOC) (A-1)**
   3.45%................. 02/07/97    6,955      6,955,000
  Eastern Municipal Water
   District Facilities
   Corporation Certificates of
   Participation (Riverside
   County Project) DN (FGIC
   Insurance) (A-1+, VMIG-1)**
   3.45%................. 02/07/97      900        900,000
  Fremont Multifamily Housing
   Bonds (Creekside Village
   Apartments) Series D DN (Fuji
   Bank LOC) (VMIG-1)**
   3.40%................. 02/07/97    1,000      1,000,000
  Fremont Multifamily Housing
   Bonds (Mission Wells Project)
   Series 1985E DN (Industrial
   Bank of Japan LOC)
   (A-1+, VMIG-1)**
   3.65%................. 02/07/97    5,100      5,100,000
  Grand Terrace Community
   Redevelopment Agency
   Multifamily RB (Mount Vernon
   Villas) DN (Industrial Bank of
   Japan LOC) (VMIG-1)**
   3.65%................. 02/07/97    2,000      2,000,000
  Kern County Certificates of
   Participation (Kern Public
   Facilities Project) Series A
   DN (Sanwa Bank LOC) (VMIG-1)**
   3.45%................. 02/07/97    3,500      3,500,000
  Kern County Certificates of
   Participation (Kern Public
   Facilities Project) Series D
   DN (Sanwa Bank LOC) (VMIG-1)**
   3.45%................. 02/07/97  $ 2,300   $  2,300,000
  Los Angeles County Housing
   Authority (Malibu Woods II
   Project) Series B DN (Sumitomo
   Bank LOC) (A-1)**
   3.60%................. 02/07/97    7,929      7,929,000
  Los Angeles County Metropolitan
   Transportation Authority
   Second Subordinate Sales Tax
   Revenue Notes Series A DN
   (Industrial Bank of Japan LOC)
   (A-1+)**
   3.45%................. 02/07/97   11,600     11,600,000
  Los Angeles County Pension
   Obligation Revenue Refunding
   Bonds Series C DN (Bank of
   Nova Scotia LOC)
   (A-1+, VMIG-1)**
   3.40%................. 02/07/97   13,400     13,400,000
  Los Angeles County
   Transportation Commission
   Sales Tax Revenue Refunding
   Bonds Series 1992 DN (FGIC
   Insurance)
   (A-1+, VMIG-1)**
   3.40%................. 02/07/97    7,500      7,500,000
  Monterey County Financing
   Authority RB (Reclamation &
   Distribution Projects) DN
   (Dai-Ichi Kangyo LOC)
   (VMIG-1)**
   3.70%................. 02/07/97    1,200      1,200,000
  Oakland Certificates of
   Participation (Capital
   Improvement Project) DN
   (Mitsubishi Bank LOC)
   (A-1+, VMIG-1)**
   3.75%................. 02/07/97   23,200     23,200,000
  Oakland Economic Development
   Revenue Bonds (Leamington
   Project) Series 1994A DN
   (First Interstate LOC) (A-1)**
   3.50%................. 02/07/97    4,190      4,190,000
  Pasadena Certificates of
   Participation (Rose Bowl
   Improvements) DN (Industrial
   Bank of Japan LOC)
   (A-1, VMIG-1)**
   3.50%................. 02/07/97    6,900      6,900,000

                             CALIFORNIA MONEY FUND
                      Statement of Net Assets (Continued)

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
---------------------------------   -------   ------------
  Redlands Certificates of
   Participation (Water Treatment
   Facilities Project) DN (FGIC
   Insurance) (A-1+, VMIG-1)**
   3.50%................. 02/07/97  $ 2,500   $  2,500,000
  Redlands City Multifamily
   Revenue Refunding Bonds
   (Parkview Terrace Project)
   Series 1991A DN (Bank of
   America LOC) (VMIG-1)**
   3.50%................. 02/07/97    3,000      3,000,000
  Regents of the University of
   California Series A TECP
   (Escrowed in U.S. Treasuries)
   3.60%................. 05/16/97    4,000      4,000,000
  Riverside County Certificates
   of Participation (Riverside
   County Public Facility) Series
   1985A DN (Sanwa Bank LOC)
   (A-1+, VMIG-1)**
   3.30%................. 02/07/97    2,900      2,900,000
  Riverside County Certificates
   of Participation (Riverside
   County Public Facility) Series
   1985B DN (Sanwa Bank LOC)
   (A-1+, VMIG-1)**
   3.45%................. 02/07/97   17,325     17,325,000
  Riverside County Multifamily
   Housing Bonds (Sierra Pines
   Apartments Project)
   Series 1991A DN (Swiss
   Bank LOC) (A-1+)**
   3.45%................. 02/07/97    4,715      4,715,000
  Riverside County TRAN (SP-1+,
   MIG-1)
   4.50%................. 06/30/97   11,500     11,528,244
  Riverside County TRAN
   Series 1996B DN (Toronto
   Dominion LOC) (SP-1+,
   VMIG-1)**
   3.45%................. 02/07/97    5,000      5,000,000
  Rohnert Park Multifamily
   Housing Bonds (Crossbrook
   Apartments) Series A DN
   (Federal National Mortgage
   Association) (A-1+)**
   3.45%................. 02/07/97    2,500      2,500,000
  Sacramento Municipal Utility
   District Series I TECP
   (Bayerische Lb Girozentrale
   LOC) (A-1+, P-1)
   3.30%................. 03/21/97    2,000      2,000,000
     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
---------------------------------   -------   ------------
  San Bernardino County TRAN
   (Landesbank Hessen-Thuringen
   LOC) (SP-1+, MIG-1)
   4.50%................. 06/30/97  $20,000   $ 20,060,697
  San Diego Multifamily Housing
   Bonds (Las Flores Project)
   Series 1991A DN (Swiss Bank
   LOC) (A-1+)**
   3.45%................. 02/07/97   16,800     16,800,000
  San Francisco City & County
   Housing Authority Multifamily
   Housing Revenue Bonds
   (Winterland Project)
   Series 1985C DN (Citibank LOC)
   (A-1, VMIG-1)**
   3.45%................. 02/07/97    7,000      7,000,000
  San Francisco City & County
   Redevelopment Agency
   Multifamily Housing Revenue
   Bonds (Bayside Village
   Project) Series B DN
   (Industrial Bank of Japan LOC)
   (A-1+, VMIG-1)**
   3.50%................. 02/07/97   10,000     10,000,000
  San Francisco City & County
   Redevelopment Agency
   Multifamily Housing Revenue
   Bonds (South Harbor Project)
   DN (VMIG-1)**
   3.425%................ 02/07/97   14,000     14,000,000
  San Jose Multifamily Housing
   Bonds DN (FGIC Insurance)
   (VMIG-1)**
   3.45%................. 02/07/97    4,980      4,980,000
  Santa Ana Health Facilities
   Authority RB (Towne & Country)
   DN (A-1+)**
   3.55%................. 02/01/97    1,000      1,000,000
  Santa Clara County El Camino
   Hospital District (Valley
   Medical Center) Series 1985B
   DN (National Westminster Bank
   LOC) (VMIG-1)**
   3.45%................. 02/07/97    1,400      1,400,000
  Santa Clara County El Camino
   Hospital District (Valley
   Medical Hospital) Series 1985A
   DN (National Westminster
   LOC)** (VMIG-1)
   3.45%................. 02/07/97    7,800      7,800,000

  Santa Clara Multifamily Housing
   Bonds (Fox Chase Project) DN
   (FGIC Insurance) (VMIG-1)**
   3.45%................. 02/07/97    1,600      1,600,000

                             CALIFORNIA MONEY FUND
                      Statement of Net Assets (Concluded)

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
---------------------------------   -------   ------------
  Southeast California Lease
   Revenue Refunding Bonds
   (Resource Recovery Facility
   Authority) DN (Industrial Bank
   of Japan LOC) (A-1, VMIG-1)**
   3.60%................. 02/07/97  $ 6,300   $  6,300,000
  Southern California Public
   Power Authority (Palo Verde
   Project) Series B DN (Morgan
   Guaranty LOC) (A-1+, VMIG-1)**
   3.40%................. 02/07/97    1,600      1,600,000
  Ventura County TRAN (SP-1+,
   MIG-1)
   4.75%................. 07/02/97   18,000     18,060,812
  Washington Township Hospital
   District (Alameda County) DN
   (Industrial Bank of Japan
   LOC)**
   3.65%................. 02/07/97    7,300      7,300,000
                                              ------------
                                               408,290,953
                                              ------------
PUERTO RICO -- 9.45%
  Puerto Rico Government
   Development Bank Series 1985
   DN (Credit Suisse LOC) (A-1+,
   VMIG-1)**
   3.20%................. 02/07/97    3,800      3,800,000
  Puerto Rico Government
   Development Bank TECP (A-1+)
   3.55%................. 02/06/97   11,500     11,500,000
   3.45%................. 02/10/97    5,000      5,000,000
   3.60%................. 02/13/97   12,800     12,800,000
   3.55%................. 04/09/97    8,000      8,000,000
  Puerto Rico Highway &
   Transporation Authority
   Highway Revenue Bonds Series X
   DN (Landesbank
   Hessen-Thuringen LOC) (A-1+,
   VMIG-1)**
   3.20%................. 02/07/97    1,300      1,300,000
  Puerto Rico Industrial Medical
   Higher Education &
   Environmental Pollution
   Control Facilities Authority
   (Ana G. Mendez Education
   Foundation Project) DN (Bank
   of Tokyo LOC) (A-1+)**
   3.55%................. 02/07/97      400        400,000
                                              ------------
                                                42,800,000
                                              ------------

                                                 VALUE
                                              ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $451,090,953*)...........    99.61%   $451,090,953
OTHER ASSETS IN EXCESS OF
  LIABILITIES....................      0.39      1,751,204
                                     ------   ------------
NET ASSETS (Equivalent to $1.00
  per share based on 326,654,041
  California Money Shares and
  126,322,209 California Dollar
  Shares outstanding)............   100.00%   $452,842,157
                                    =======   ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE
  ($452,842,157 / 452,976,250)..          .          $1.00
                                                     =====
-------------
*  Aggregate cost for federal income tax purposes is
   $451,090,953.

** Variable rate demand notes -- the interest rate shown
   is as of January 31, 1997, and the maturity date shown
   is the longer of (i) the next interest readjustment
   date or (ii) the date on which the principal amount
   owed can be recovered through demand.
   The Moody's Investors Service, Inc. and Standard &
   Poor's Ratings Group ratings are believed to be the
   most recent ratings available at January 31, 1997. The
   ratings have not been verified by the Independent
   Accountants and, therefore, are not covered by the
   Report of the Independent Accountants.
---------------------------------------------------------

                             CALIFORNIA MONEY FUND
                           SUPPLEMENTARY INFORMATION
                         Maturity Schedule of Portfolio
                                January 31, 1997
                                  (Unaudited)

   MATURITY
    PERIOD            PAR          PERCENTAGE
--------------    ------------     ----------
     1-30 Days    $371,636,000        82.4%
    31-60 Days       2,000,000         0.4%
    61-90 Days      11,700,000         2.6%
   91-120 Days       4,000,000         0.9%
  121-150 Days      43,600,000         9.7%
 Over 150 Days      18,000,000         4.0%

Average Weighted Maturity of Portfolio -- 29 days

---------------------------------------------------------

                See accompanying notes to financial statements.

                     CALIFORNIA INTERMEDIATE MUNICIPAL FUND
                 MUNICIPAL FUND FOR CALIFORNIA INVESTORS, INC.
                            Statement of Net Assets
                                January 31, 1997

        INVESTMENTS IN                    PAR
          SECURITIES          MATURITY   (000)     VALUE
--------------------------------------   -----  -----------
CALIFORNIA -- 91.52%
  California Department of
   Water Resources (Central
   Valley Project) Series I
   (Pre-Refunded 06/01/00
   @ 101.50) RB (Aaa)
   6.60%...................... 06/01/19  $ 400  $   434,000
  California Education
   Authority (Pepperdine
   University) RB (MBIA
   Insurance) (Aaa)
   6.80%...................... 11/01/00    500      543,125
  California Education
   Authority (Stanford
   University) RB (Aaa)
   5.50%...................... 11/01/00    500      523,750
  California Health Facilities
   Financing Authority
   (Cedars-Sinai Hospital)
   Series 1990 RB (Aa)
   6.50%...................... 11/01/00    600      633,750
  California Pollution Control
   Financing Authority PCRB
   (Southern California Edison
   Company) Series 1986D DN
   (A-1+, VMIG-1)**
   3.70%...................... 02/07/97    200      200,000
  City of Sacramento Financing
   Authority (Pre-Refunded
   11/01/01 @ 102) (Aaa)
   6.70%...................... 11/01/11    500      558,125
  East Bay Municipal Utility
   District RB (AMBAC
   Insurance) (Aaa)
   7.00%...................... 06/01/00    800      867,000
  Elk Grove Unified School
   District (Pre-Refunded
   12/01/98 @ 103) RB (FGIC
   Insurance) (Aaa)
   9.00%...................... 12/01/07    200      224,000
  Irvine Ranch Water District
   (Orange County Capital
   Improvement Project) Series
   1986 DN (Mitsubishi Bank
   LOC)
   (A-1+, VMIG-1)**
   3.55%...................... 02/01/97    600      600,000
  Los Angeles County TRAN
   Series A (Aaa)
   6.75%...................... 07/01/01    650      722,313
  Los Angeles Department of
   Water and Power (Electric
   Plant) RB (Aa)
   9.00%...................... 02/01/01    500      582,500
  Metropolitan Water District
   of Southern California RB
   (Aa)
   6.00%...................... 07/01/05    500      545,000

        INVESTMENTS IN                    PAR
          SECURITIES          MATURITY   (000)     VALUE
--------------------------------------   ------ -----------
  Northern California Power
   Agency Public Power Revenue
   Refunding (Geothermal
   Project No. 3) Series B RB
   (AMBAC Insurance) (Aaa)
   5.50%...................... 07/01/00  $ 600  $   624,750
  Orange County Water District
   Certificates of
   Participation Series B DN
   (National Westminster LOC)
   (A-1+, VMIG-1)**
   3.60%...................... 02/01/97    600      600,000
  San Francisco Bay Area Rapid
   Transit District Sales Tax
   RB (A1)
   6.60%...................... 07/01/99    600      630,000
  San Francisco Various
   Purpose Unlimited Tax GO
   Series A RB (Aa)
   6.20%...................... 12/15/99    700      740,250
  Southern California Public
   Power Authority (Joint
   Power Project) RB (A)
   6.75%...................... 07/01/00    600      639,000
  Southern California Public
   Power Authority (Refunding
   Project) Series A RB (Aaa)
   6.00%...................... 07/01/00    500      527,500
  State of California Public
   Works Board (Regents of The
   University of California)
   Series 1990A (Pre-Refunded
   12/01/02 @ 102) RB (Aaa)
   6.60%...................... 12/01/22    500      562,500
  West Sacramento
   Redevelopment Agency RB
   (MBIA Insurance) (Aaa)
   6.25%...................... 09/01/01    500      539,375
                                                -----------
                                                 11,296,938
                                                -----------
PUERTO RICO -- 4.56%
  Puerto Rico Public Building
   Authority (Public Education
   & Health Facility) Series L
   (Pre-Refunded 07/01/02
   @ 101.50) RB (Aaa)
   6.875%..................... 07/01/21    500      563,750
                                                -----------
VIRGIN ISLANDS -- 4.49%
  Virgin Islands Public
   Finance Authority
   (Pre-Refunded 10/01/00 @
   101) RB (Aaa)
   7.25%...................... 10/01/07    500      554,375
                                                -----------

                     CALIFORNIA INTERMEDIATE MUNICIPAL FUND
                      Statement of Net Assets (Concluded)

                                                   VALUE
                                                -----------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $12,094,619*).........          100.57%  $12,415,063
LIABILITIES IN EXCESS OF OTHER
  ASSETS......................           (0.57)     (70,959)
                                         -----  -----------
NET ASSETS (Equivalent to $10.35
  per share based on 1,193,141
  California Intermuni Shares
  outstanding)................          100.00%  $12,344,104
                                        ======  ===========
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE
  ($12,344,104 / 1,193,141)...................       $10.35
                                                     ======

-------------
*  Aggregate cost for federal income tax purposes
   is $12,094,619. Net unrealized appreciation
   for all securities is as follows:
       Excess of value over tax cost..........     $338,134
       Excess of tax cost over value..........      (17,690)
                                                   --------
                                                   $320,444
                                                   ========

** Variable rate demand notes -- the interest rate shown is
   as of January 31, 1997, and the maturity date shown is
   the longer of (i) the next interest readjustment date or
   (ii) the date on which the principal amount owed can be
   recovered through demand.
   The Moody's Investors Service, Inc. and Standard &
   Poor's Ratings Group ratings are believed to be the most
   recent ratings available at January 31, 1997. The
   ratings have not been verified by the Independent
   Accountants and, therefore, are not covered by the
   Report of the Independent Accountants.
---------------------------------------------------------
                            CALIFORNIA INTERMEDIATE
                                 MUNICIPAL FUND
                           SUPPLEMENTARY INFORMATION
                                January 31, 1997
                                  (Unaudited)

              Average Weighted Maturity of Portfolio -- 3.59 years

---------------------------------------------------------

INVESTMENT ABBREVIATIONS:

DN       Demand Notes (Variable Rate)
GO       General Obligation
IDRB     Industrial Development Revenue Bond
LOC      Letter of Credit
MB       Municipal Bonds
PCRB     Pollution Control Revenue Bond
RAN      Revenue Anticipation Notes
RB       Revenue Bonds
TECP     Tax-Exempt Commercial Paper
TRAN     Tax and Revenue Anticipation Notes

                See accompanying notes to financial statements.

                 MUNICIPAL FUND FOR CALIFORNIA INVESTORS, INC.
                            Statements of Operations
                          Year Ended January 31, 1997

                                                                    CALIFORNIA      CALIFORNIA
                                                                       MONEY       INTERMEDIATE
                                                                       FUND       MUNICIPAL FUND
                                                                    -----------   --------------
Investment income:
  Interest..................................................        $14,921,286     $  662,853
                                                                    -----------      ---------
Expenses:
  Investment advisory fee...................................            890,017         26,199
  Administration fee........................................            890,017         26,199
  Service Organization fees:
     Dollar Shares..........................................            187,911             --
  Custodian fees............................................            111,505          3,826
  Legal fees................................................             38,382          1,201
  Transfer agent fees.......................................             44,854          2,253
  Audit fees................................................             48,171          1,412
  Directors' and Officer's fees and expenses................             44,137          1,362
  Registration and filing fees..............................              6,362             50
  Printing..................................................             14,429          3,285
  Shareholder computer access program.......................             23,545             --
  Other.....................................................             23,548          3,594
                                                                    -----------      ---------
                                                                      2,322,878         69,381
  Fees waived by Investment Adviser and Administrators......         (1,242,601)       (43,114)
                                                                    -----------      ---------
     Total expenses.........................................          1,080,277         26,267
                                                                    -----------      ---------
       Net investment income................................         13,841,009        636,586
                                                                    -----------      ---------
Realized and unrealized gain (loss) on investments:
  Net realized gain on investments sold.....................              3,647         63,838
  Decrease in unrealized appreciation of investments........                 --       (322,955)
  Decrease in amortized market discount.....................                 --         (2,866)
                                                                    -----------      ---------
       Net gain (loss) on investments.......................              3,647       (261,983)
                                                                    -----------      ---------
Net increase in net assets resulting from operations........        $13,844,656     $  374,603
                                                                    ===========      =========

                See accompanying notes to financial statements.

                 MUNICIPAL FUND FOR CALIFORNIA INVESTORS, INC.
                      Statements of Changes in Net Assets

                                                                      CALIFORNIA INTERMEDIATE
                                       CALIFORNIA MONEY FUND              MUNICIPAL FUND
                                   -----------------------------     -------------------------
                                       YEAR             YEAR            YEAR          YEAR
                                      ENDED            ENDED            ENDED         ENDED
                                   JANUARY 31,      JANUARY 31,      JANUARY 31,   JANUARY 31,
                                       1997             1996            1997          1996
                                   ------------     ------------     -----------   -----------
Net investment income..........    $ 13,841,009     $ 15,010,539     $   636,586   $   774,637
Net realized and unrealized
  gain (loss) on investments...           3,647           (1,064)       (261,983)      942,408
                                   ------------     ------------     -----------   -----------
Net increase in net assets
  resulting from operations....      13,844,656       15,009,475         374,603     1,717,045
                                   ------------     ------------     -----------   -----------
Distributions to shareholders
  from:
  Net investment income:
     Money shares..............     (11,634,731)     (14,224,381)             --            --
     Plus shares...............              --               --              --            --
     Dollar shares.............      (2,206,278)        (786,158)             --            --
     Intermuni shares..........              --               --        (636,586)     (774,637)
  Net realized capital gains...              --               --         (72,113)      (55,495)
                                   ------------     ------------     -----------   -----------
Total distributions............     (13,841,009)     (15,010,539)       (708,699)     (830,132)
                                   ------------     ------------     -----------   -----------
Increase (decrease) in net
  assets from capital share
  transactions.................      31,792,547       24,197,013      (2,247,754)   (3,393,178)
                                   ------------     ------------     -----------   -----------
Net increase (decrease) in net
  assets.......................      31,796,194       24,195,949      (2,581,850)   (2,506,265)
Net assets:
  Beginning of period..........     421,045,963      396,850,014      14,925,954    17,432,219
                                   ------------     ------------     -----------   -----------
  End of period................    $452,842,157     $421,045,963     $12,344,104   $14,925,954
                                   ============     ============     ===========   ===========

                See accompanying notes to financial statements.

                             CALIFORNIA MONEY FUND
                 MUNICIPAL FUND FOR CALIFORNIA INVESTORS, INC.
                              Financial Highlights
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                     MONEY SHARES
                                                                -------------------------------------------------------
                                                                 YEAR        YEAR        YEAR        YEAR        YEAR
                                                                 ENDED       ENDED       ENDED       ENDED       ENDED
                                                                01/31/97    01/31/96    01/31/95    01/31/94    01/31/93
                                                                -------     -------     -------     -------     -------
Net Asset Value, Beginning of Period..........................  $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                                -------     -------     -------     -------     -------
  Income From Investment Operations:
     Net Investment Income....................................   0.0316      0.0356      0.0281      0.0223      0.0251
                                                                -------     -------     -------     -------     -------
  Less Distributions:
     Dividends to Shareholders From Net Investment Income.....  (0.0316)    (0.0356)    (0.0281)    (0.0223)    (0.0251)
                                                                -------     -------     -------     -------     -------
Net Asset Value, End of Period................................  $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                                =======     =======     =======     =======     =======
Total Return..................................................    3.21%       3.62%       2.84%       2.25%       2.54%
Ratios/Supplemental Data:
  Net Assets, End of Period $(000)............................  326,521     389,883     385,824     356,501     359,193
  Ratio of Expenses to Average Daily Net Assets(1)............     .20%        .20%        .20%        .20%        .30%
  Ratio of Net Investment Income to Average Daily Net
     Assets...................................................    3.15%       3.55%       2.79%       2.23%       2.52%

---------------

(1) Operating expense ratios before waivers of Investment Adviser and Administrators fees for Money Shares for the years ended January 31, 1997, 1996, 1995, 1994 and 1993 were .48%, .48%, .48%, .49% and .48%, respectively.

                See accompanying notes to financial statements.

                             CALIFORNIA MONEY FUND
                 MUNICIPAL FUND FOR CALIFORNIA INVESTORS, INC.
                              Financial Highlights
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                           PLUS SHARES                                        DOLLAR SHARES
                   ----------------------------------------------------------- --------------------------------------------
                      YEAR        YEAR        YEAR        YEAR        YEAR       YEAR     YEAR     YEAR     YEAR     YEAR
                      ENDED       ENDED       ENDED       ENDED       ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                   01/31/97(2) 01/31/96(2) 01/31/95(2) 01/31/94(2) 01/31/93(2) 01/31/97 01/31/96 01/31/95 01/31/94 01/31/93
                   ----------- ----------- ----------- ----------- ----------- -------- -------- -------- -------- --------
Net Asset Value,
  Beginning of
  Period.......... $     1.00  $     1.00  $     1.00  $     1.00  $     1.00  $   1.00 $   1.00 $   1.00 $   1.00 $   1.00
                        -----       -----       -----       -----    --------  -------- -------- -------- -------- --------
  Income From
    Investment
    Operations:
    Net Investment
      Income......         --          --          --          --      0.0191    0.0291   0.0331   0.0256   0.0198   0.0226
                        -----       -----       -----       -----    --------  -------- -------- -------- -------- --------
  Less
    Distributions:
    Dividends to
      Shareholders
      From Net
      Investment
      Income......         --          --          --          --     (0.0191)  (0.0291) (0.0331) (0.0256) (0.0198) (0.0226)
                        -----       -----       -----       -----    --------  -------- -------- -------- -------- --------
Net Asset Value,
  End of Period... $     1.00  $     1.00  $     1.00  $     1.00  $     1.00  $   1.00 $   1.00 $   1.00 $   1.00 $   1.00
                        =====       =====       =====       =====    ========  ======== ======== ======== ======== ========
Total Return......         --          --          --          --       1.93%     2.96%    3.37%    2.59%    2.00%    2.29%
Ratios/Supplemental
  Data:
  Net Assets,
    End of Period
    $(000)........         --          --          --          --          --   126,321   31,163   11,026   19,098   11,750
  Ratio of
    Expenses to
    Average Daily
    Net
    Assets(1).....         --          --          --          --        .55%      .45%     .45%     .45%     .45%     .55%
  Ratio of Net
    Investment
    Income to
    Average Daily
    Net Assets....         --          --          --          --       2.27%     2.90%    3.30%    2.54%    1.98%    2.27%

---------------

(1) Operating expense ratio before waivers of Investment Adviser and Administrators fees for Plus Shares for the year ended January 31, 1993 was .64%. Operating expense ratios before waivers of Investment Adviser and Administrator fees for Dollar Shares for the years ended January 31, 1997, 1996, 1995, 1994 and 1993 were .73%, .73%, .73%, .74% and .73%, respectively.

(2) Only 100 Plus Shares were outstanding during the period from December 1, 1992 to July 12, 1995. Since July 13, 1995 no Plus Shares have been outstanding.

                See accompanying notes to financial statements.

                     CALIFORNIA INTERMEDIATE MUNICIPAL FUND
                 MUNICIPAL FUND FOR CALIFORNIA INVESTORS, INC.
                              Financial Highlights
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                          INTERMUNI SHARES
                                                                        ----------------------------------------------------
                                                                          YEAR       YEAR       YEAR       YEAR       YEAR
                                                                         ENDED      ENDED      ENDED      ENDED      ENDED
                                                                        01/31/97   01/31/96   01/31/95   01/31/94   01/31/93
                                                                        --------   --------   --------   --------   --------
Net Asset Value, Beginning of Period..................................  $  10.58   $  10.02   $  10.85   $  10.72   $  10.61
                                                                        --------   --------   --------   --------   --------
  Income From Investment Operations:
     Net Investment Income............................................    0.5043     0.5164     0.5165     0.5480     0.5655
     Net Realized and Unrealized Gain (Loss) on Investments...........   (0.1703)    0.5993    (0.7959)    0.4110     0.2219
                                                                        --------   --------   --------   --------   --------
       Total from Investment Operations...............................    0.3340     1.1157    (0.2794)    0.9590     0.7874
                                                                        --------   --------   --------   --------   --------
  Less Distributions:
     Dividends from Net Investment Income.............................   (0.5043)   (0.5164)   (0.5165)   (0.5480)   (0.5655)
     Distributions from Net Capital Gains.............................   (0.0597)   (0.0393)   (0.0341)   (0.2810)   (0.1119)
                                                                        --------   --------   --------   --------   --------
       Total Distributions............................................   (0.5640)   (0.5557)   (0.5506)   (0.8290)   (0.6774)
                                                                        --------   --------   --------   --------   --------
Net Asset Value, End of Period........................................  $  10.35   $  10.58   $  10.02   $  10.85   $  10.72
                                                                        ========   ========   ========   ========   ========
Total Return..........................................................     3.29%     11.36%     (2.51%)     9.26%      7.68%
Ratios/Supplemental Data:
  Net Assets, End of Period $(000)....................................    12,344     14,926     17,432     20,061     17,318
  Ratio of Expenses to Average Daily Net Assets(1)....................      .20%       .20%       .20%       .20%       .30%
  Ratio of Net Investment Income to Average Daily Net Assets..........     4.86%      4.97%      5.06%      5.06%      5.31%
  Portfolio Turnover Rate.............................................       10%        26%         3%        23%        52%

---------------

(1) Operating expense ratios before waivers of Investment Adviser and Administrators fees for the years ended January 31, 1997, 1996, 1995, 1994 and 1993 were .53%, .52%, .53%, .51%, and .48%, respectively.

                See accompanying notes to financial statements.

                         Notes to Financial Statements

1. General Information

     Municipal Fund for California Investors, Inc. (the "Company") is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Company consists of two separate portfolios: California Money Fund and California Intermediate Municipal Fund. California Money Fund offers three series of shares: California Money ("Money"), California Money Dollar ("Dollar"), and California Money Plus ("Plus"). California Intermediate Municipal Fund also offers three series of shares:
California Intermuni ("Intermuni"), California Intermuni Dollar ("Intermuni Dollar"), and California Intermuni Plus ("Intermuni Plus"). Shares of each series represent equal pro rata interests in a single investment portfolio and are identical in all respects except that the Dollar and Plus Shares of each portfolio bear the service fees described below and are entitled to vote separately on matters relating to these fees.

     Dollar Shares and Intermuni Dollar Shares are sold pursuant to a non-12b-1 shareholder services plan to institutions other than broker/ dealers, and Plus Shares and Intermuni Plus Shares are sold pursuant to a 12b-1 services plan only to broker/dealers which enter into agreements with each portfolio requiring them to provide certain support services to their customers in consideration of the portfolio's payment of .25% (on an annualized basis) of the average daily net asset value of such shares held by the institutions on behalf of their customers. Dividends paid to Plus and Dollar shareholders are reduced by such fees. In addition, broker/dealers purchasing Plus Shares and Intermuni Plus Shares may be requested to provide assistance in connection with the distribution of such shares. Money and Intermuni Shares are sold to institutional investors who choose not to enter into such servicing agreements with the portfolio. No Intermuni Dollar Shares or Intermuni Plus Shares have been sold as of January 31, 1997.

     Certain California municipal obligations in the Company's portfolios may be obligations of issuers which rely in whole or in part on California State revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in California or of California law on these obligations must be considered.

2. Significant Accounting Policies

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements.

     Portfolio valuation--California Money Fund: Portfolio securities are valued at amortized cost which approximates market value. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

     Portfolio valuation--California Intermediate Municipal Fund: Portfolio securities for which market quotations are readily available (other than debt securities with remaining maturities of 60 days or less) are valued at the mean of the most recent quoted bid and asked prices provided by investment dealers. Market or fair value may be determined by a matrix pricing system which is used to determine the value of municipal obligations based on factors such as yield, price, maturities, call features and ratings on comparable securities. Debt securities with remaining maturities of 60 days or less are valued on an amortized cost basis.

     Securities transactions and investment income: Securities transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis.

     Dividends and distributions to shareholders: It is the policy of each portfolio to declare dividends from net investment income daily and to pay such dividends within five business days of the end of each month. Net realized capital gains, if any, are distributed at least annually.

     Federal taxes: No provision is made for federal income or excise taxes because the Company intends to have each portfolio continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code and by distributing all of its earnings to its shareholders.

3. Investment Advisory Fee, Administration Fee and Other Related Party Transactions

     The Company has entered into an Investment Advisory Agreement with PNC Institutional Management Corporation (the "Investment Adviser"), an indirect wholly-owned subsidiary of PNC Bank, National Association ("PNC Bank"). PNC Bank serves as the Company's sub-investment adviser pursuant to a Sub-Advisory Agreement between the Investment Adviser and PNC Bank. Under the Investment Advisory Agreement, the Investment Adviser is entitled to receive a fee from the Company, computed daily and payable monthly, at an annual rate of .20% of the value of each portfolio's average daily net assets.

     Provident Distributors, Inc. ("PDI"), serves as the Company's distributor. No compensation is payable by the Company to PDI for its distribution services.

     The Company has entered into an Administration Agreement with PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank, and PDI (the "Administrators"), for certain administrative services. Pursuant to their administrative agreement with the Company, PFPC and PDI jointly are entitled to receive a fee at an annual rate of .20% of each portfolio's average daily net assets.

     The Investment Adviser and the Administrators have agreed to reduce the advisory and administration fees otherwise payable to them and to reimburse the Portfolios for their operating expenses to the extent necessary to ensure that their annual operating expense ratios (excluding fees paid to Service Organizations pursuant to Servicing Agreements) do not exceed .20% of each portfolio's average daily net assets.

     For the year ended January 31, 1997, with respect to California Money Fund, the Investment Adviser and the Administrators voluntarily waived fees, on an equal basis, totaling $1,242,601.

     For the year ended January 31, 1997, with respect to California Intermediate Municipal Fund, the Investment Adviser and the Administrators voluntarily waived fees, on an equal basis, totaling $43,114.

     Expenses include legal fees paid to counsel to the Company, a partner of which is secretary of the Company.

     PNC Bank also serves as the Company's custodian and PFPC, a subsidiary of PNC Bank, serves as transfer agent.

     Service Organization fees of $2,115 were paid to affiliates of PNC Bank for the year ended January 31, 1997.

4. Fund Shares

     Since California Money Fund has sold, issued as reinvestments of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the dollar amounts shown below for such transactions.

                                     CALIFORNIA MONEY FUND
                               ---------------------------------
                                    YEAR              YEAR
                                    ENDED             ENDED
                                 JANUARY 31,       JANUARY 31,
                                    1997              1996
                               ---------------   ---------------
Sold
 Money Shares................. $ 1,314,241,799   $ 1,486,914,292
 Plus Shares..................              --                --
 Dollar Shares................     509,290,689       231,371,826
Issued as reinvestments of
 dividends
 Money Shares.................       1,127,557           762,526
 Plus Shares..................              --                --
 Dollar Shares................              --                --
Redeemed
 Money Shares.................  (1,378,733,746)   (1,483,616,508)
 Plus Shares..................              --              (100)
 Dollar Shares................    (414,133,752)     (211,235,023)
                               ---------------   ---------------
Net increase.................. $    31,792,547   $    24,197,013
                               ===============   ===============

                       CALIFORNIA INTERMEDIATE MUNICIPAL FUND
                   -----------------------------------------------
                         YEAR ENDED               YEAR ENDED
                      JANUARY 31, 1997         JANUARY 31, 1996
                   ----------------------   ----------------------
                    SHARES       VALUE       SHARES       VALUE
                   --------   -----------   --------   -----------
Sold
 Intermuni
   Shares.........  318,536   $ 3,239,976    260,587   $ 2,716,097
Issued as
 reinvestments of
 dividends
 Intermuni
   Shares.........    3,315        34,309      2,141        22,457
Redeemed
 Intermuni
   Shares......... (539,018)   (5,522,039)  (591,434)   (6,131,732)
                   --------   -----------   --------   -----------
Net decrease...... (217,167)  $(2,247,754)  (328,706)  $(3,393,178)
                   ========   ===========   ========   ===========

     The authorized capital of the Company consists of 2.3 billion Money Shares, 300 million Dollar Shares, and 300 million Plus Shares, 80 million Intermuni Shares, 10 million Intermuni Dollar Shares and 10 million Intermuni Plus Shares, each with a par value of $.001.

     On January 31, 1997, one shareholder held 53.68% of the outstanding shares of the California Intermediate Municipal Fund Portfolio.

5. Capital Loss Carryover

     At January 31, 1997, California Money Fund had a capital loss carryover amounting to $134,093 expiring at various times from 2001 to 2004, and is available to offset possible future capital gains.

6. Purchases and Sales of Securities

     For the year ended January 31, 1997, purchases and sales of investment securities (excluding short-term investments) of California Intermediate Municipal Fund were $1,283,984 and $4,937,878, respectively.

7. Net assets

     At January 31, 1997, net assets consisted of the following:

                                                     CALIFORNIA
                                                     INTERMEDIATE
                                       CALIFORNIA     MUNICIPAL
                                       MONEY FUND       FUND
                                      ------------   -----------
Paid-in capital...................... $452,976,250   $12,002,010
Accumulated net realized gain (loss)
 on investments......................     (134,093)       15,822
Amortized market discount............           --         5,828
Net unrealized appreciation of
 investments.........................           --       320,444
                                      ------------   -----------
Total Net Assets..................... $452,842,157   $12,344,104
                                      ============   ===========

8. Subsequent Event

     On March 7, 1997, the Board of Directors of the Company approved a recommendation of the Investment Adviser to discontinue the California Intermediate Municipal Fund Portfolio as of April 21, 1997. Shares outstanding on that date will be redeemed by the Company.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of Municipal Fund For California Investors, Inc.

     We have audited the accompanying statements of net assets of Municipal Fund For California Investors, Inc. (the "Fund"), comprising, respectively, the California Money Fund and California Intermediate Municipal Fund portfolios, as of January 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of January 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios comprising the Municipal Fund For California Investors, Inc. as of January 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
February 25, 1997 except for
Note 8, for which the date
is March 7, 1997

Directors
  G. Willing Pepper
    Chairman
  William R. Howell
  Rodney D. Johnson
  Rudolph A. Peterson
  Anthony M. Santomero

Officers
  G. Willing Pepper
    President
  Edward J. Roach
    Vice President and Treasurer
  Morgan R. Jones
    Secretary

Investment Adviser
  PNC Institutional Management Corporation
  400 Bellevue Parkway
  Wilmington, DE 19809

Co-Administrators
  PFPC Inc.
  400 Bellevue Parkway
  Wilmington, DE 19809

  Provident Distributors, Inc.
  Four Falls Corporate Center
  6th Floor
  West Conshohocken, PA 19428

Distributor
  Provident Distributors, Inc.
  Four Falls Corporate Center
  6th Floor
  West Conshohocken, PA 19428

Transfer Agent
  PFPC Inc.
  P.O. Box 8950
  Wilmington, DE 19885-9628

This report is submitted for the general information of the shareholders of the Company. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for each portfolio of the Company, which contain information concerning the investment policies of the portfolios as well as other pertinent information.

PIF-A-011
                             CALIFORNIA MONEY FUND

                            CALIFORNIA INTERMEDIATE
                                 MUNICIPAL FUND

                             Investment Portfolios
                                   Offered by
                               Municipal Fund for
                           California Investors, Inc.

                       Provident Institutional Funds Logo

                         Annual Report to Shareholders
                                January 31, 1997